First Trust Alerian Disruptive Technology Real Estate ETF Investment Strategy - First Trust Alerian Disruptive Technology Real Estate ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by VettaFi LLC (“VettaFi” or the “Index Provider”). The Index Provider retains the right at any time, upon prior written notice, to modify the Index methodology. The Index Provider is not affiliated with the Fund, the Fund's investment advisor or the Fund's distributor. Under normal market conditions, the Fund will invest at least 80% of its net assets in companies that derive at least 50% of revenues from activities in one of the disruptive technology real estate business segments described below ("Disruptive Technology Real Estate Companies"). The Index seeks to provide exposure to companies that own, operate and/or lease real estate that supports advanced wired and wireless communication, data storage and processing infrastructure, e-commerce warehouses and fulfillment centers. The Index includes operating companies and real estate investment trusts ("REITs") that are engaged in disruptive technology industries where the geographic location of a business site is essential to its value in the broader network. The initial selection universe for the Index are those companies listed on a major global recognized stock exchange and included in the Global Industry Classification Standard ("GICS") Real Estate sector within the S-Network Global 5000 Index or the S-Network Global REIT Index. According to the Index Provider, to be eligible for inclusion in the Index, a company must also be principally engaged in a business segment that combines (a) technology that is bringing, or has a clear and imminent potential to bring, disruption to the prevailing market structures, and (b) ownership and/or operation of business sites whose geographic locations are essential to their value in the broader network. The Index comprises the following disruptive technology business segments in which choice of real estate plays a central role (the “Segments”): 1.Rapid Data Transfer (includes the latest generation-capable cell towers and fiber-optic cable networks); 2.Distributed Data Handling (includes data centers and cloud computing networks); and 3.E-Commerce Warehousing (includes distribution warehouses, storage warehouses and logistics facilities). According to the Index Provider, a company shall be considered principally engaged if it derives at least 50% of its revenues from business activities described for its Segment. Additionally, in order to be eligible for inclusion in the Index a company’s stock must meet the size, liquidity and float requirements of the Index. The term “free float” is used to capture the portion of an issuer’s outstanding securities that can be publicly traded, and thus excludes locked-in securities held by an issuer's affiliates, officers or promoters or securities subject to some other restrictive arrangement that prevents them from being freely traded. All qualifying securities are selected for inclusion in the Index and are weighted by their three-month average daily trading values. Under this methodology, the maximum weight assigned to a single security is 10%. Further, the sum of all the constituent weights greater than 5% will be no greater than 40% of the Index. The Fund may invest in depositary receipts, U.S. dollar denominated and non-U.S. dollar denominated securities and securities with various market capitalizations. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in real estate companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in real estate companies, although this may change from time to time.